FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Assets
Derivative assets FTRs		$ 21	$ 7
Equity securities		2	2
Debt securities		280	276
Cash, cash equivalents and restricted cash		99	154
Other		56	45
Total assets		458	484
Liabilities
Derivative liabilities FTRs		(1)	0
Total liabilities		(1)	0
Net assets (liabilities)		457	484
Restricted cash		$ 42	$ 43	$ 28
Derivative Asset Statement Of Financial Position Extensible Enumeration Not Disclosed Flag		Total assets	Total assets
Short-term cash investments		$ 17	$ 6	12
Cash and Cash Equivalents, Fair Value Disclosure		17	6	12
Fair Value, Recurring [Member]
Assets
Derivative assets FTRs	[1]	21		3
Equity securities		2		2
Debt securities		280		282
Cash, cash equivalents and restricted cash		99		80
Other		56		53
Total assets		458		420
Liabilities
Derivative liabilities FTRs	[1]	(1)		0
Total liabilities		(1)		0
Net assets (liabilities)		457		420
Level 1
Assets
Derivative assets FTRs		0	0
Equity securities		2	2
Debt securities		0	0
Cash, cash equivalents and restricted cash		99	154
Other		0	0
Total assets		101	156
Liabilities
Derivative liabilities FTRs		0	0
Total liabilities		0	0
Net assets (liabilities)		101	156
Level 1 | Fair Value, Recurring [Member]
Assets
Derivative assets FTRs	[1]	0		0
Equity securities		2		2
Debt securities		0		0
Cash, cash equivalents and restricted cash		99		80
Other		0		0
Total assets		101		82
Liabilities
Derivative liabilities FTRs	[1]	0		0
Total liabilities		0		0
Net assets (liabilities)		101		82
Level 2
Assets
Derivative assets FTRs		0	0
Equity securities		0	0
Debt securities		280	276
Cash, cash equivalents and restricted cash		0	0
Other		56	45
Total assets		336	321
Liabilities
Derivative liabilities FTRs		0	0
Total liabilities		0	0
Net assets (liabilities)		336	321
Level 2 | Fair Value, Recurring [Member]
Assets
Derivative assets FTRs	[1]	0		0
Equity securities		0		0
Debt securities		280		282
Cash, cash equivalents and restricted cash		0		0
Other		56		53
Total assets		336		335
Liabilities
Derivative liabilities FTRs	[1]	0		0
Total liabilities		0		0
Net assets (liabilities)		336		335
Level 3
Assets
Derivative assets FTRs		21	7
Equity securities		0	0
Debt securities		0	0
Cash, cash equivalents and restricted cash		0	0
Other		0	0
Total assets		21	7
Liabilities
Derivative liabilities FTRs		(1)	0
Total liabilities		(1)	0
Net assets (liabilities)		20	$ 7
Level 3 | Fair Value, Recurring [Member]
Assets
Derivative assets FTRs	[1]	21		3
Equity securities		0		0
Debt securities		0		0
Cash, cash equivalents and restricted cash		0		0
Other		0		0
Total assets		21		3
Liabilities
Derivative liabilities FTRs	[1]	(1)		0
Total liabilities		(1)		0
Net assets (liabilities)		$ 20		$ 3

[1]	Contracts are subject to regulatory accounting treatment and changes in market values do not impact earnings.